Equity-Based Compensation (Details) $ / shares in Units, $ in Thousands									1 Months Ended	3 Months Ended		5 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended
	Jan. 01, 2024 shares	Mar. 31, 2022 USD ($) $ / shares	Mar. 30, 2022 $ / shares	Dec. 31, 2021 USD ($)	Dec. 07, 2021 $ / shares shares	Jul. 29, 2021 $ / shares	Oct. 23, 2020 USD ($)	Jun. 11, 2019 $ / shares shares	Feb. 28, 2021 tranche $ / shares	Mar. 31, 2022 USD ($) Day $ / shares shares	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Oct. 22, 2020 USD ($)	Dec. 31, 2021 USD ($) Day shares	Dec. 31, 2019 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment , expense										$ 3,858	$ 25
Selling, general and administrative										$ 22,020	10,114		$ 7,909	$ 7,632	$ 106,507	$ 11,004
Incentive units tranches | tranche									3
Weighted average price of shares | $ / shares		$ 7.00			$ 9.99					$ 7.00
Options, fair value (usd per share) | $ / shares			$ 4.67
Weighted average period		9 years 8 months 12 days		10 years
Class B Unit Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value (in usd per share) | $ / shares						$ 9.06
Cost of Sales
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment , expense										$ 700	0
Class A Units | Selling, General and Administrative Expenses | Board of Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Selling, general and administrative										$ 0	$ 25
Board of Directors | Class A Units | Selling, General and Administrative Expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Selling, general and administrative															$ 86
Class B Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the year (in shares) | shares								100								100
Vesting rights, percentage								10.00%
Vested during the year (in shares) | shares																10
Shares settled							$ 731
Share-based payment , expense														$ 80		$ 104
Options, fair value (usd per share) | $ / shares								$ 4,982
Incentive Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the year (in shares) | shares															9,650,000
Vested during the year (in shares) | shares										100,000					5,640,000
Share-based payment , expense										$ 2,706					$ 60,349
Share-based payment arrangement, expense, percentage										100.00%					100.00%
Incentive Units | Class B Unit Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive units participation threshold (usd per share) | $ / shares									$ 1.00
Incentive Units | Selling, General and Administrative Expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment , expense										$ 2,353					$ 53,463
Incentive Units | Cost of Sales
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment , expense										353					6,886
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period					10 years
Options, fair value (usd per share) | $ / shares					$ 5.21
Intrinsic value		$ 526		$ 0						526		$ 0			0
Unrecognized compensation costs		4,236		2,471						$ 4,236		2,471			2,471
Weighted average period										3 years 10 months 2 days
Stock Options | Selling, General and Administrative Expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment , expense															42
Stock Options | Cost of Sales
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment , expense															$ 1
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the year (in shares) | shares					273,300					2,836,023					403,300
Vested during the year (in shares) | shares										3,591					0
Fair value (in usd per share) | $ / shares					$ 10.03					$ 5.32
Cost not yet recognized, amount		17,608		3,908						$ 17,608		$ 3,908			$ 3,908
Vesting period										4 years
Weighted average period										3 years 8 months 1 day
Restricted Stock Units (RSUs) | Non-employee Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the year (in shares) | shares					130,000
Restricted Stock Units (RSUs) | Selling, General and Administrative Expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment , expense															134
Restricted Stock Units (RSUs) | Cost of Sales
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment , expense															$ 3
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the year (in shares) | shares										0					150,000
Vested during the year (in shares) | shares										0					0
Fair value (in usd per share) | $ / shares										$ 0
Share-based payment , expense										$ 103					$ 0
Cost not yet recognized, amount		248								$ 248
Vesting period					4 years
Shares available to vest each vesting period (in shares) | shares					37,500										37,500
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition										8 months 15 days
Tranche One | Class B Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested during the year (in shares) | shares								10
Tranche One | Incentive Units | Class B Unit Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value (in usd per share) | $ / shares									$ 5.19
Tranche One | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights, percentage					25.00%					25.00%
Tranche One | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights, percentage					25.00%					25.00%
Tranche One | Restricted Stock Units (RSUs) | Non-employee Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights, percentage					100.00%					100.00%
Vesting period										1 year
Tranche Two | Class B Units | Forecast
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested during the year (in shares) | shares	90
Tranche Two | Incentive Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period										25 months		30 months			25 months
Share-based payment arrangement, expense, percentage										17.00%					17.00%
Number of former employees | Day										1					3
Incremental cost										$ 219					$ 4,572
Cost not yet recognized, amount		$ 19,957		$ 22,713						$ 19,957		$ 22,713			$ 22,713
Weighted average period										1 year 9 months 29 days
Tranche Two | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights, percentage					25.00%					6.25%
Tranche Three | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights, percentage					25.00%					6.25%
Tranche Four | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights, percentage					25.00%					6.25%